COMMITMENTS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Minimum Rental And Lease Payments	$ 863	$ 888
Later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	437	462
Not later than one year [member]
Statement [Line Items]
Minimum Rental And Lease Payments	90	96
Later than one year and not later than five years [member]
Statement [Line Items]
Minimum Rental And Lease Payments	$ 336	$ 330